Acquisition of Mobile Tint LLC (Tables)	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Schedule of fair value of the assets acquired and liabilities assumed
Total
Assets acquired:
Cash	$288,902
Accounts receivable, net	40,587
Inventory	68,019
Prepaid expenses and other	6,091
Property and equipment	140,210
Right of use asset	253,433
Intangible assets	550,798
Total assets acquired at fair value	1,348,040
Less: total liabilities assumed:
Notes payable	95,013
Accounts payable	65,728
Accrued expenses	92,914
Customer deposit	110,000
Lease liability	253,433
Noncontrolling interest	36,031
Total liabilities assumed	653,119
Net assets acquired	$694,921
Purchase consideration paid:
Fair value of common shares issued	$694,921
Total purchase consideration paid	$694,921

Schedule of unaudited pro forma consolidated results of operations
	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Net Revenues	$1,630,742	$1,889,759
Net Loss	$(5,868,878)	$(2,353,392)
Net Loss per Share	$(0.02)	$(0.01)